Note 20 - Income Taxes	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note 20 –	Income Taxes

Since our inception, we have never recorded a provision or benefit for federal and state income taxes.

The reconciliation of the income tax benefit computed at the federal statutory rates to our recorded tax benefit for the years ended
December 31, 2018
and
2017
is as follows:

	December 31,
(in thousands)	2018	2017

Income tax benefit, statutory rates	$(4,312)	$(6,272)
State taxes on income, net of federal benefit	(535)	(398)
Impact of tax reform	5	71,151
Research and development tax credit	(351)	(797)
Foreign rate differential	24	-
Employee related	2,875	953
Interest related	186	(147)
Income tax expense / (benefit), statutory rates	(2,108)	64,490
Valuation allowance	2,108	(64,490)
Income tax benefit, net	$-	$-

During
2017,
we recorded tax charges for the impact of the
2017
Tax Cuts and Jobs Act (the
2017
Tax Act) effects using the current available information and technical guidance on the interpretations of the
2017
Tax Act. As permitted by SEC Staff Accounting Bulletin
118,
Income Tax Accounting Implications of the Tax Cuts and Jobs Act, we recorded provisional estimates and have subsequently finalized our accounting analysis based on the guidance, interpretations, and data available as of
December 31, 2018.
Adjustments made in the
fourth
quarter of
2018
upon finalization of our accounting analysis were
not
material to our Consolidated Financial Statements.

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities, at
December
31,
2018
and
2017,
are as follows:

	December 31,
(in thousands)	2018	2017

Long-term deferred assets:
Net operating loss carryforwards (federal and state)	$176,759	$168,263
Research and development tax credit	16,718	16,813
Compensation expense on stock	1,121	1,191
Charitable contribution carryforward	-	5
Other accrued	1,016	2,547
Deferred revenue	57	317
Depreciation	309	297
Total long-term deferred tax assets	195,980	189,433
Long-term deferred liabilities:
IPR&D	(15,476)	-
Total long-term deferred tax liabilities	(15,476)	-
Valuation allowance	(195,980)	(189,433)
Deferred tax liabilities, net	$(15,476)	$-

We are in a net deferred tax liability position at
December 31, 2018.
We are in a net deferred tax asset position at
December 31, 2017
before the consideration of a valuation allowance.  Because we have never realized a profit, management has fully reserved the net deferred tax asset since realization is not
assured. It is our policy to classify interest and penalties recognized on uncertain tax positions as a component of income tax expense. There was neither interest nor penalties accrued as of
December 31, 2018
or
2017,
nor were any incurred in
2018
or
2017.

At
December 31, 2018
and
2017,
we had available carryforward net operating losses for federal tax purposes of
$606.6
million and
$590.0
million, respectively, and a research and development tax credit carryforward of
$16.7
million and
$16.8
million, respectively.  The Federal net operating loss and research and development tax credit carryforwards will continue to expire through
2037.

At
December 31, 2018
and
2017,
we had available carryforward losses of approximately
$584.8
million and
$567.7
million , respectively, for state tax purposes.  Of the
$583.9
million state tax carryforward losses,
$570.2
million is associated with the state of Pennsylvania, with the remainder associated with the other
6
states within which we have established tax nexus.

Utilization of net operating loss (NOL) and research and development (R&D) credit carryforwards may
be subject to a substantial annual limitation under Section
382
of the Internal Revenue Code of
1986
due to ownership change limitations that have occurred previously or that could occur in the future.  These ownership changes may
limit the amount of NOL and R&D credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively.  There also could be additional ownership changes in the future, which may
result in additional limitations in the utilization of the carryforward NOLs and credits.

A full valuation allowance has been provided against our deferred tax assets and, if a future assessment requires an adjustment, an adjustment would be offset by an adjustment to the valuation allowance.  Thus, there would be no
impact to the consolidated balance sheet or statement of operations if an adjustment were required.